Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2018
Financial Risk Management [Abstract]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
The sensitivity of net profit after tax for the years ended June 30, 2018, 2017 and 2016, to reasonably possible changes in conditions is as follows:

	Interest rate increase by 1%			Interest rate decrease by 1%
	2018	2017	2016	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)

Impact on net profit after tax	(1,034)	(901)	(862)	1,034	901	862

Disclosure Of Financial Assets and Liabilities By Remaining Maturity [Text Block]
The following tables include the Group’s assets and liabilities at their carrying amounts on an undiscounted basis, categorized by the earlier of contractual repricing or maturity dates.

	Within 12 months	1 to 2 years	Over 2 years	Non-interest bearing	Total
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
As of June 30, 2018
Liabilities
Bank borrowings	160,813	-	-	-	160,813
Derivative financial instruments	(42,651)	10,155	32,496	3,122	3,122
Trade and other payables	-	-	-	200,654	200,654
Amount due to related parties	4,838	10,177	-	3,666	18,681
	123,000	20,332	32,496	207,442	383,270
As of June 30, 2017
Liabilities
Bank borrowings	133,699	-	-	-	133,699
Derivative financial instruments	(57,174)	10,995	46,179	1,211	1,211
Trade and other payables	-	-	-	205,279	205,279
Amount due to related parties	4,149	-	10,175	3,932	18,256
	80,674	10,995	56,354	210,422	358,445

Disclosure of detailed information about in Foreign currency risk [Text Block]
Balances denominated in foreign currency can be summarized as:

	NZ$	RMB	GBP	AUD	Euro
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
As of June 30, 2018
Cash and cash equivalents	12,363	579	3	6	13
Receivables	99,016	1,450	4,624	7,245	37,659
Finance receivables	26,685	-	-	-	-
Bank facilities	(150,012)	(3,476)	-	-	-
Payables	(96,672)	(7,943)	(81)	(1,831)	(1,060)
Net financial position	(108,620)	(9,390)	4,546	5,420	36,612

Forward exchange contracts
Notional forward exchange cover	-	-	4,543	5,415	36,600
Net unhedged position	(108,620)	(9,390)	3	5	12

As of June 30, 2017
Cash and cash equivalents	2,642	280	2	1,011	12
Receivables	84,584	2,870	5,632	16,896	32,866
Finance receivables	23,728	-	-	-	-
Bank facilities	(85,472)	(886)	-	(1,281)	-
Payables	(171,293)	(9,122)	(103)	(2,069)	(5,340)
Net financial position	(145,811)	(6,858)	5,531	14,557	27,538

Forward exchange contracts
Notional forward exchange cover	-	-	5,528	14,838	27,529
Net unhedged position	(145,811)	(6,858)	3	(281)	9

Disclosure Of Foreign currency Exchange Rates Risk [Text Block]	For this reason, sensitivity analysis of foreign exchange risks for these foreign currencies is not included.

	Profit or loss		Equity, net of tax
	Strengthening	Weakening	Strengthening	Weakening
June 30, 2018
NZD (10% movement)	970	(970)	17,769	(17,769)

June 30, 2017
NZD (10% movement)	3,108	(3,108)	20,875	(20,875)

Disclosure of credit risk [text block]
The Group’s maximum credit exposure to credit risk for receivables by geographic regions is as follows:

Total trade and other receivables and amount due from related parties

	2018	2017
	(US$’000)	(US$’000)

New Zealand	121,588	134,291
Australia	7,344	9,759
South America (principally Uruguay)	58,799	48,285
China	2,194	4,201
	189,925	196,536

Disclosure Of Financial Liabilities By Contractual Maturity [Text Block]
The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date.

	Within 12 months	Between 1 and 5 years	Over 5 years	Contractual cash flow	Statement of financial position
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
As of June 30, 2018
Liabilities
Bank borrowings	68,163	110,507	-	178,670	160,813
- Principal	59,801	101,012	-	160,813	160,813
- Interest	8,362	9,495	-	17,857	-
Derivative financial instruments	2,468	654	-	3,122	3,122
Trade and other payables	190,449	1,436	-	191,885	191,885
Amount due to related parties	9,997	10,088	-	20,085	18,681
	271,077	122,685	-	393,762	374,501
As of June 30, 2017
Liabilities
Bank borrowings	54,251	94,516	2,556	151,323	133,699
- Principal	48,191	82,998	2,510	133,699	133,699
- Interest	6,060	11,518	46	17,624	-
Derivative financial instruments	726	485	-	1,211	1,211
Trade and other payables	197,331	3,598	-	200,929	200,929
Amount due to related parties	9,574	11,138	-	20,712	18,256
	261,882	109,737	2,556	374,175	354,095

Disclosure of fair value measurement [text block]
There had been no material movements between the fair value hierarchy during the years ended June 30, 2018 and 2017.

	Level 1	Level 2	Level 3	Total
	(US$’000)	(US$’000)	(US$’000)	(US$’000)
As of June 30, 2018
Assets
Derivative financial instruments	-	573	-	573
Other investments	-	-	20	20
	-	573	20	593
Liabilities
Earn-out provision (Note 23)	-	-	478	478
Derivative financial instruments	-	3,122	-	3,122
	-	3,122	478	3,600
As of June 30, 2017
Assets
Derivative financial instruments	-	2,899	-	2,899
Other investments	-	-	22	22
	-	2,899	22	2,921

Liabilities
Earn-out provision (Note 23)	-	-	4,229	4,229
Derivative financial instruments	-	1,211	-	1,211
	-	1,211	4,229	5,440